                                        Beth A. Brown
                                                Counsel
                                                                                                                                                         Allstate Insurance Company
                                                                                                                                                                        Phone: 847.402.7855
                                      Fax: 847.402.5837
                                                                                                                                                               Email: bbrown2@allstate.com

VIA EDGAR TRANSMISSION

May 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                   Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I (“Registrant”)
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.       For each Registration Statement shown below, the form of Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.       The text of the most recent Registration Statement or amendment has been filed with the
          Commission electronically.

                                                                                                                                                                          Registration
Registrant                                                                      Depositor                                 1940 Act #              Statement

Allstate Financial Advisors Separate      Allstate Life Insurance Company          811-09327             333-114562
Account I                                                                                                                                                        333-114560
                                                                                                                                                                          333-114561
                                                                                                                                                                          333-102934

You may direct any questions regarding this filing to the undersigned at (847)402-7855.

Very truly yours,

/s/ BETH A. BROWN

Beth A. Brown